Stock Awards and Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Nonvested Shares Activity

The following table summarizes the activity in nonvested shares for the nine months ended September 30, 2013 and 2012:

	Number of Shares	Weighted Average Grant Date Price
Nonvested shares, December 31, 2012	208,608	$17.07
Granted during the period	119,540	28.68
Vested during the period	(22,716)	14.30

Nonvested shares, September 30, 2013	305,432	$22.16

Nonvested shares, December 31, 2011	180,025	$15.64
Granted during the period	36,960	20.31
Vested during the period	(29,977)	14.76

Nonvested shares, September 30, 2012	187,008	$16.70

The following table summarizes the activity in nonvested shares for the year ended December 31, 2012:

	Number of Shares	Weighted Average Grant Date Price
Nonvested shares, December 31, 2010	164,358	$15.30
Granted during the year	17,965	17.19
Vested during the year	(2,298)	3.75

Nonvested shares, December 31, 2011	180,025	$15.64
Granted during the year	58,560	20.31
Vested during the year	(29,977)	14.76

Nonvested shares, December 31, 2012	208,608	$17.07

Future Vesting Schedule of Nonvested Shares

At December 31, 2012, the future vesting schedule of the nonvested shares is as follows:

First year	17,277
Second year	103,126
Third year	11,680
Fourth year	17,965
Fifth year	58,560

Total nonvested shares	208,608